UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2594

MFS SERIES TRUST IV

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: August 31

Date of reporting period: February 28, 2009

ITEM 1.	REPORTS TO STOCKHOLDERS.

MFS® Mid Cap Growth Fund

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE •

NO BANK GUARANTEE

2/28/09

OTC-SEM

LETTER FROM THE CEO

Dear Shareholders:

The market downturns and economic setbacks of late probably rank among the worst financial declines most of us have experienced. Inevitably, people may be questioning their commitment to investing. Still, it is important to remember that downturns are an inescapable part of the business cycle. Such troughs have been seen before, and if we can use history as a guide, market recoveries typically have followed.

Recent events have clearly shown us the value of certain types of investments. In this environment, two of the hallmarks of mutual funds — transparency and liquidity — have become critically important. Unlike some other types of investments, the operations of mutual funds are relatively transparent to their shareholders. With their daily redemption feature, mutual funds also generally provide easy, convenient access to one’s money. Through these recent market upheavals, this level of liquidity enhanced the ability of mutual fund investors to respond and modify their investments as they and their advisors saw fit — a flexibility that those in less liquid investments simply did not have at their disposal.

At MFS® we take particular pride in how well mutual funds can serve investors because we invented the mutual fund in the United States. Established in 1924, Massachusetts Investors Trust was the nation’s first fund. Recent market events only reinforce what we have learned through 85 years — that mutual funds provide unique features that are important to investors in any type of market climate.

Respectfully,

Robert J. Manning

Chief Executive Officer and Chief Investment Officer

MFS Investment Management®

April 15, 2009

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

Before investing, consider the fund’s investment objectives, risks, charges, and expenses. For a prospectus containing this and other information, contact your investment professional or view online. Read it carefully.

MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
VeriSign, Inc.	3.3%
Danaher Corp.	2.3%
Noble Corp.	2.1%
Genzyme Corp.	2.0%
St. Jude Medical, Inc.	1.9%
Allergan, Inc.	1.7%
O’Reilly Automotive, Inc.	1.7%
Ultra Petroleum Corp.	1.7%
Kohl’s Corp.	1.6%
MasterCard, Inc., “A”	1.6%

Equity sectors
Technology	16.2%
Health Care	15.2%
Industrial Goods & Services	10.3%
Energy	9.9%
Retailing	8.5%
Special Products & Services	8.3%
Financial Services	5.7%
Consumer Staples	5.4%
Utilities & Communications	5.3%
Leisure	5.0%
Basic Materials	3.2%
Transportation	2.5%
Autos & Housing	1.3%

Percentages are based on net assets as of 2/28/09.

The portfolio is actively managed and current holdings may be different.

EXPENSE TABLE

Fund expenses borne by the shareholders during the period,

September 1, 2008 through February 28, 2009

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2008 through February 28, 2009.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

The actual expenses include the payment of a portion of the transfer-agent-related expenses of MFS funds that invest in the fund. For further information, please see the Notes to the Financial Statements.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 9/01/08	Ending Account Value 2/28/09	Expenses Paid During Period (p) 9/01/08-2/28/09
A	Actual	1.48%	$1,000.00	$489.69	$5.47
	Hypothetical (h)	1.48%	$1,000.00	$1,017.46	$7.40
B	Actual	2.23%	$1,000.00	$488.32	$8.23
	Hypothetical (h)	2.23%	$1,000.00	$1,013.74	$11.13
C	Actual	2.23%	$1,000.00	$488.04	$8.23
	Hypothetical (h)	2.23%	$1,000.00	$1,013.74	$11.13
I	Actual	1.24%	$1,000.00	$490.43	$4.58
	Hypothetical (h)	1.24%	$1,000.00	$1,018.65	$6.21
R1	Actual	2.24%	$1,000.00	$487.69	$8.26
	Hypothetical (h)	2.24%	$1,000.00	$1,013.69	$11.18
R2	Actual	1.73%	$1,000.00	$489.46	$6.39
	Hypothetical (h)	1.73%	$1,000.00	$1,016.22	$8.65
R3	Actual	1.48%	$1,000.00	$489.64	$5.47
	Hypothetical (h)	1.48%	$1,000.00	$1,017.46	$7.40
R4	Actual	1.12%	$1,000.00	$490.26	$4.14
	Hypothetical (h)	1.12%	$1,000.00	$1,019.24	$5.61
529A	Actual	1.68%	$1,000.00	$488.94	$6.20
	Hypothetical (h)	1.68%	$1,000.00	$1,016.46	$8.40
529B	Actual	2.33%	$1,000.00	$487.57	$8.59
	Hypothetical (h)	2.33%	$1,000.00	$1,013.24	$11.63
529C	Actual	2.34%	$1,000.00	$487.89	$8.63
	Hypothetical (h)	2.34%	$1,000.00	$1,013.19	$11.68

(h)	5% class return per year before expenses.
(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

Expense Changes Impacting the Table

Changes to the fund’s fee arrangements will occur during the fund’s current fiscal year. Had these fee changes been in effect throughout the entire six month period, the annualized expense ratio would have been 1.58% for Class 529A shares. The actual expenses paid during the period would have been approximately $5.84 for Class 529A shares and the hypothetical expenses paid during the period would have been approximately $7.90 for Class 529A shares. For further information about the fund’s fee arrangements and changes to those fee arrangements, please see Note 3 in the Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS

2/28/09 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Common Stocks - 96.8%
Issuer	Shares/Par	Value ($)

Aerospace - 1.3%
Goodrich Corp.	136,460	$4,522,283
L-3 Communications Holdings, Inc.	23,360	1,580,304
Precision Castparts Corp.	19,680	1,090,862

		$7,193,449
Airlines - 0.8%
Copa Holdings S.A., “A”	135,960	$3,593,423
UAL Corp. (a)	156,070	766,304

		$4,359,727
Alcoholic Beverages - 1.0%
Molson Coors Brewing Co.	154,110	$5,429,295

Biotechnology - 3.3%
Biogen Idec, Inc. (a)	96,840	$4,458,514
Celgene Corp. (a)	59,470	2,660,093
Genzyme Corp. (a)	177,800	10,833,354

		$17,951,961
Brokerage & Asset Managers - 2.9%
Charles Schwab Corp.	304,400	$3,868,924
Greenhill & Co., Inc.	34,220	2,210,612
Intercontinental Exchange, Inc. (a)	62,420	3,543,583
Lazard Ltd.	61,890	1,502,689
TD AMERITRADE Holding Corp. (a)	419,420	4,978,515

		$16,104,323
Business Services - 3.5%
Amdocs Ltd. (a)	261,800	$4,385,150
MasterCard, Inc., “A”	56,380	8,909,731
Visa, Inc.	59,940	3,399,197
Western Union Co.	195,890	2,186,132

		$18,880,210
Chemicals - 1.5%
Ecolab, Inc.	259,340	$8,241,825

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Computer Software - 7.7%
Akamai Technologies, Inc. (a)	331,982	$6,005,554
Citrix Systems, Inc. (a)	196,300	4,039,854
McAfee, Inc. (a)	228,430	6,384,619
MicroStrategy, Inc., “A” (a)	176,840	6,459,965
Parametric Technology Corp. (a)	169,020	1,375,823
VeriSign, Inc. (a)	927,000	17,918,910

		$42,184,725
Construction - 1.3%
Pulte Homes, Inc.	152,720	$1,401,970
Sherwin-Williams Co.	120,390	5,531,921

		$6,933,891
Consumer Goods & Services - 5.7%
Avon Products, Inc.	187,810	$3,303,578
Capella Education Co. (a)	87,140	4,832,784
DeVry, Inc.	144,940	7,529,633
Mead Johnson Nutrition Co. (a)	54,720	1,509,725
New Oriental Education & Technology Group, Inc., ADR (a)	86,280	3,862,756
Priceline.com, Inc. (a)	65,240	5,536,266
Strayer Education, Inc.	27,860	4,729,235

		$31,303,977
Electrical Equipment - 5.3%
AMETEK, Inc.	143,990	$3,809,975
Danaher Corp.	245,970	12,485,437
Mettler-Toledo International, Inc. (a)	70,830	3,775,947
Rockwell Automation, Inc.	267,640	5,379,564
W.W. Grainger, Inc.	50,510	3,341,742

		$28,792,665
Electronics - 6.8%
Atheros Communications, Inc. (a)	75,350	$910,228
Broadcom Corp., “A” (a)	127,720	2,100,994
Flextronics International Ltd. (a)	1,395,270	2,874,256
Hittite Microwave Corp. (a)	203,020	5,599,292
Linear Technology Corp.	297,470	6,484,846
Marvell Technology Group Ltd. (a)	751,190	5,641,437
MEMC Electronic Materials, Inc. (a)	210,500	3,159,605
National Semiconductor Corp.	728,340	7,938,906
Silicon Laboratories, Inc. (a)	102,240	2,239,056

		$36,948,620

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Energy - Independent - 5.5%
Arena Resources, Inc. (a)	86,680	$1,856,686
Denbury Resources, Inc. (a)	277,780	3,577,806
EOG Resources, Inc.	79,400	3,973,176
Noble Energy, Inc.	108,760	4,952,930
Plains Exploration & Production Co. (a)	353,770	6,771,158
Ultra Petroleum Corp. (a)	260,120	9,140,617

		$30,272,373
Engineering - Construction - 1.2%
Fluor Corp.	139,380	$4,634,385
Quanta Services, Inc. (a)	108,000	1,900,800

		$6,535,185
Entertainment - 1.3%
DreamWorks Animation, Inc., “A” (a)	318,290	$6,139,814
TiVo, Inc. (a)	120,710	855,834

		$6,995,648
Food & Beverages - 2.4%
Hain Celestial Group, Inc. (a)	42,310	$595,725
J.M. Smucker Co.	126,760	4,705,331
Pepsi Bottling Group, Inc.	423,970	7,843,445

		$13,144,501
Gaming & Lodging - 0.9%
International Game Technology	529,220	$4,667,720

General Merchandise - 1.6%
Kohl’s Corp. (a)	256,240	$9,004,274

Insurance - 1.2%
Allied World Assurance Co. Holdings Ltd.	56,160	$2,157,106
Aspen Insurance Holdings Ltd.	206,870	4,507,697

		$6,664,803
Leisure & Toys - 1.4%
Electronic Arts, Inc. (a)	166,210	$2,710,885
Hasbro, Inc.	172,960	3,959,054
THQ, Inc. (a)	384,410	961,025

		$7,630,964

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Machinery & Tools - 1.7%
Eaton Corp.	115,970	$4,192,316
Fastenal Co.	47,350	1,426,182
Roper Industries, Inc.	82,860	3,426,261

		$9,044,759
Major Banks - 0.3%
State Street Corp.	75,880	$1,917,488

Medical & Health Technology & Services - 4.5%
athenahealth, Inc. (a)	32,300	$823,004
Express Scripts, Inc. (a)	125,330	6,304,099
IDEXX Laboratories, Inc. (a)	286,480	8,623,048
Medco Health Solutions, Inc. (a)	219,450	8,905,281

		$24,655,432
Medical Equipment - 5.7%
Becton, Dickinson & Co.	80,540	$4,984,621
C.R. Bard, Inc.	109,320	8,774,023
DENTSPLY International, Inc.	91,840	2,123,341
Edwards Lifesciences Corp. (a)	37,810	2,102,614
St. Jude Medical, Inc. (a)	312,180	10,351,889
Zimmer Holdings, Inc. (a)	74,220	2,599,184

		$30,935,672
Natural Gas - Distribution - 0.6%
EQT Corp.	99,960	$3,073,770

Network & Telecom - 0.2%
Ciena Corp. (a)	244,840	$1,314,791

Oil Services - 4.4%
Exterran Holdings, Inc. (a)	311,560	$5,639,236
Noble Corp.	474,530	11,668,693
Smith International, Inc.	96,300	2,068,524
Transocean, Inc. (a)	79,260	4,737,370

		$24,113,823
Other Banks & Diversified Financials - 1.3%
Northern Trust Corp.	94,340	$5,240,587
People’s United Financial, Inc.	110,890	1,930,595

		$7,171,182

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Personal Computers & Peripherals - 1.5%
NetApp, Inc. (a)	262,240	$3,524,506
Nuance Communications, Inc. (a)	505,330	4,477,224

		$8,001,730
Pharmaceuticals - 1.7%
Allergan, Inc.	243,220	$9,422,343

Pollution Control - 0.8%
Republic Services, Inc.	206,410	$4,107,559

Precious Metals & Minerals - 0.2%
Agnico Eagle Mines Ltd.	26,400	$1,316,304

Restaurants - 1.4%
Darden Restaurants, Inc.	204,740	$5,556,644
P.F. Chang’s China Bistro, Inc. (a)	104,020	2,049,194

		$7,605,838
Specialty Chemicals - 1.5%
Praxair, Inc.	140,120	$7,951,810

Specialty Stores - 6.9%
Abercrombie & Fitch Co., “A”	250,540	$5,509,375
Dick’s Sporting Goods, Inc. (a)	175,100	2,162,485
O’Reilly Automotive, Inc. (a)	276,850	9,235,716
PetSmart, Inc.	329,410	6,601,376
Ross Stores, Inc.	100,630	2,970,598
Staples, Inc.	377,230	6,016,819
Tiffany & Co.	280,120	5,333,485

		$37,829,854
Telephone Services - 1.4%
American Tower Corp., “A” (a)	261,600	$7,617,792

Tobacco - 1.1%
Lorillard, Inc.	99,100	$5,791,404

Trucking - 1.7%
J.B. Hunt Transport Services, Inc.	129,180	$2,632,688
Landstar System, Inc.	207,510	6,567,692

		$9,200,380

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Utilities - Electric Power - 3.3%
AES Corp. (a)	175,350	$1,104,705
Allegheny Energy, Inc.	213,430	5,045,485
American Electric Power Co., Inc.	169,360	4,750,548
PPL Corp.	258,280	7,203,429

		$18,104,167
Total Common Stocks (Identified Cost, $698,611,565)		$528,416,234

Money Market Funds (v) - 3.6%
MFS Institutional Money Market Portfolio, 0.44%, at Cost and Net Asset Value	19,759,088	$19,759,088
Total Investments (Identified Cost, $718,370,653)		$548,175,322

Other Assets, Less Liabilities - (0.4)%		(2,185,818)
Net Assets - 100.0%		$545,989,504

(a)	Non-income producing security.
(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt

See Notes to Financial Statements

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 2/28/09 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments-
Non-affiliated issuers, at value (identified cost, $698,611,565)	$528,416,234
Underlying funds, at cost and value	19,759,088
Total investments, at value (identified cost, $718,370,653)		$548,175,322
Cash	5,505
Receivable for investments sold	8,979,572
Receivable for fund shares sold	1,507,181
Interest and dividends receivable	587,802
Other assets	9,355
Total assets		$559,264,737
Liabilities
Payable for investments purchased	$4,009,858
Payable for fund shares reacquired	8,558,698
Payable to affiliates
Management fee	34,109
Shareholder servicing costs	507,243
Distribution and service fees	8,868
Administrative services fee	955
Program manager fees	5
Payable for independent trustees’ compensation	39,479
Accrued expenses and other liabilities	116,018
Total liabilities		$13,275,233
Net assets		$545,989,504
Net assets consist of
Paid-in capital	$2,159,610,926
Unrealized appreciation (depreciation) on investments	(170,195,331)
Accumulated net realized gain (loss) on investments and foreign currency transactions	(1,442,571,564)
Accumulated net investment loss	(854,527)
Net assets		$545,989,504
Shares of beneficial interest outstanding		120,799,150

Statement of Assets and Liabilities (unaudited) – continued

Class A shares
Net assets	$149,733,272
Shares outstanding	33,204,251
Net asset value per share		$4.51
Offering price per share (100/94.25 × net asset value per share)		$4.79
Class B shares
Net assets	$44,751,838
Shares outstanding	10,716,513
Net asset value and offering price per share		$4.18
Class C shares
Net assets	$20,514,850
Shares outstanding	5,025,342
Net asset value and offering price per share		$4.08
Class I shares
Net assets	$324,525,884
Shares outstanding	70,370,096
Net asset value, offering price, and redemption price per share		$4.61
Class R1 shares
Net assets	$1,333,104
Shares outstanding	320,326
Net asset value, offering price, and redemption price per share		$4.16
Class R2 shares
Net assets	$3,217,459
Shares outstanding	730,026
Net asset value, offering price, and redemption price per share		$4.41
Class R3 shares
Net assets	$1,314,373
Shares outstanding	292,880
Net asset value, offering price, and redemption price per share		$4.49
Class R4 shares
Net assets	$27,264
Shares outstanding	6,017
Net asset value, offering price, and redemption price per share		$4.53

Statement of Assets and Liabilities (unaudited) – continued

Class 529A shares
Net assets	$349,888
Shares outstanding	79,107
Net asset value and redemption price per share		$4.42
Offering price per share (100/94.25 × net asset value per share)		$4.69
Class 529B shares
Net assets	$75,075
Shares outstanding	18,222
Net asset value and offering price per share		$4.12
Class 529C shares
Net assets	$146,497
Shares outstanding	36,370
Net asset value and offering price per share		$4.03

On sales of $50,000 or more, the offering prices of Class A and Class 529A shares are reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, Class C, Class 529B, and Class 529C shares.

See Notes to Financial Statements

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 2/28/09 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net Investment loss
Income
Dividends	$3,889,808
Dividends from underlying funds	133,844
Interest	35,289
Foreign taxes withheld	(1,024)
Total investment income		$4,057,917
Expenses
Management fee	$2,485,039
Distribution and service fees	726,854
Program manager fees	343
Shareholder servicing costs	1,324,900
Administrative services fee	67,774
Independent trustees’ compensation	16,709
Custodian fee	59,551
Shareholder communications	48,053
Auditing fees	22,248
Legal fees	11,661
Miscellaneous	58,353
Total expenses		$4,821,485
Reduction of expenses by investment adviser	(1,720)
Net expenses		$4,819,765
Net investment loss		$(761,848)
Realized and unrealized gain (loss) on investments and foreign currency transactions
Realized gain (loss) (identified cost basis)
Investments transactions:
Non-affiliated issuers	$(409,535,249)
Foreign currency transactions	(18,403)
Net realized gain (loss) on investments and foreign currency transactions		$(409,553,652)
Change in unrealized appreciation (depreciation)
Investments		$(128,273,098)
Net realized and unrealized gain (loss) on investments		$(537,826,750)
Change in net assets from operations		$(538,588,598)

See Notes to Financial Statements

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 2/28/09 (unaudited)	Year ended 8/31/08
From operations
Net investment loss	$(761,848)	$(4,740,163)
Net realized gain (loss) on investments and foreign currency transactions	(409,553,652)	68,267,285
Net unrealized gain (loss) on investments	(128,273,098)	(180,618,300)
Change in net assets from operations	$(538,588,598)	$(117,091,178)
Change in net assets from fund share transactions	$42,613,600	$(151,932,838)
Total change in net assets	$(495,974,998)	$(269,024,016)
Net assets
At beginning of period	1,041,964,502	1,310,988,518
At end of period (including accumulated net investment loss of $854,527 and $92,679, respectively)	$545,989,504	$1,041,964,502

See Notes to Financial Statements

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 2/28/09 (unaudited)		Years ended 8/31
Class A			2008	2007		2006	2005	2004

Net asset value, beginning of period	$9.21		$10.20	$8.59		$8.88	$7.58	$7.43
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.01)		$(0.04)	$0.00	(w)	$(0.07)	$(0.07)	$(0.08)
Net realized and unrealized gain (loss) on investments and foreign currency	(4.69)		(0.95)	1.61		(0.22)	1.37	0.23
Total from investment operations	$(4.70)		$(0.99)	$1.61		$(0.29)	$1.30	$0.15
Net asset value, end of period	$4.51		$9.21	$10.20		$8.59	$8.88	$7.58
Total return (%) (r)(s)(t)	(51.03	)(n)	(9.71)	18.74		(3.27)	17.15	2.02 (b)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.48	(a)	1.31	1.24		1.29	1.29	1.26
Expenses after expense reductions (f)	1.48	(a)	1.31	1.24		1.29	1.29	1.26
Net investment income (loss)	(0.26	)(a)	(0.39)	0.00	(w)	(0.73)	(0.84)	(0.98)
Portfolio turnover	77		86	91		122	67	94
Net assets at end of period (000 Omitted)	$149,733		$295,672	$386,013		$515,048	$931,140	$1,092,443

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 2/28/09 (unaudited)		Years ended 8/31
Class B			2008	2007	2006	2005	2004

Net asset value, beginning of period	$8.56		$9.56	$8.10	$8.45	$7.26	$7.17
Income (loss) from investment operations
Net investment loss (d)	$(0.03)		$(0.11)	$(0.07)	$(0.13)	$(0.13)	$(0.13)
Net realized and unrealized gain (loss) on investments and foreign currency	(4.35)		(0.89)	1.53	(0.22)	1.32	0.22
Total from investment operations	$(4.38)		$(1.00)	$1.46	$(0.35)	$1.19	$0.09
Net asset value, end of period	$4.18		$8.56	$9.56	$8.10	$8.45	$7.26
Total return (%) (r)(s)(t)	(51.17	)(n)	(10.46)	18.02	(4.14)	16.39	1.26 (b)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.23	(a)	2.06	1.99	2.04	2.04	2.01
Expenses after expense reductions (f)	2.23	(a)	2.06	1.99	2.04	2.04	2.01
Net investment loss	(1.01	)(a)	(1.14)	(0.75)	(1.48)	(1.59)	(1.73)
Portfolio turnover	77		86	91	122	67	94
Net assets at end of period (000 Omitted)	$44,752		$124,124	$213,884	$271,832	$384,712	$446,415

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 2/28/09 (unaudited)		Years ended 8/31
Class C			2008	2007	2006	2005	2004

Net asset value, beginning of period	$8.36		$9.34	$7.92	$8.26	$7.10	$7.01
Income (loss) from investment operations
Net investment loss (d)	$(0.03)		$(0.10)	$(0.07)	$(0.12)	$(0.13)	$(0.13)
Net realized and unrealized gain (loss) on investments and foreign currency	(4.25)		(0.88)	1.49	(0.22)	1.29	0.22
Total from investment operations	$(4.28)		$(0.98)	$1.42	$(0.34)	$1.16	$0.09
Net asset value, end of period	$4.08		$8.36	$9.34	$7.92	$8.26	$7.10
Total return (%) (r)(s)(t)	(51.20	)(n)	(10.49)	17.93	(4.12)	16.34	1.28 (b)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.23	(a)	2.06	1.99	2.04	2.04	2.01
Expenses after expense reductions (f)	2.23	(a)	2.06	1.99	2.04	2.04	2.01
Net investment loss	(1.01	)(a)	(1.14)	(0.76)	(1.48)	(1.59)	(1.73)
Portfolio turnover	77		86	91	122	67	94
Net assets at end of period (000 Omitted)	$20,515		$47,725	$66,281	$80,563	$115,894	$139,797

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 2/28/09 (unaudited)		Years ended 8/31
Class I			2008	2007	2006	2005	2004

Net asset value, beginning of period	$9.40		$10.40	$8.73	$9.01	$7.67	$7.49
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.00	)(w)	$(0.01)	$0.02	$(0.04)	$(0.05)	$(0.06)
Net realized and unrealized gain (loss) on investments and foreign currency	(4.79)		(0.99)	1.65	(0.24)	1.39	0.24
Total from investment operations	$(4.79)		$(1.00)	$1.67	$(0.28)	$1.34	$0.18
Net asset value, end of period	$4.61		$9.40	$10.40	$8.73	$9.01	$7.67
Total return (%) (r)(s)	(50.96	)(n)	(9.62)	19.13	(3.11)	17.47	2.40 (b)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.24	(a)	1.06	0.99	1.04	1.04	1.01
Expenses after expense reductions (f)	1.24	(a)	1.06	0.99	1.04	1.04	1.01
Net investment income (loss)	(0.01	)(a)	(0.13)	0.19	(0.46)	(0.58)	(0.72)
Portfolio turnover	77		86	91	122	67	94
Net assets at end of period (000 Omitted)	$324,526		$546,398	$602,429	$485,841	$399,423	$270,934

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 2/28/09 (unaudited)		Years ended 8/31
Class R1			2008	2007	2006	2005 (i)

Net asset value, beginning of period	$8.53		$9.53	$8.09	$8.44	$7.93
Income (loss) from investment operations
Net investment loss (d)	$(0.03)		$(0.11)	$(0.08)	$(0.14)	$(0.06)
Net realized and unrealized gain (loss) on investments and foreign currency	(4.34)		(0.89)	1.52	(0.21)	0.57	(g)
Total from investment operations	$(4.37)		$(1.00)	$1.44	$(0.35)	$0.51
Net asset value, end of period	$4.16		$8.53	$9.53	$8.09	$8.44
Total return (%) (r)(s)	(51.23	)(n)	(10.49)	17.80	(4.15)	6.43	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.24	(a)	2.11	2.13	2.24	2.27	(a)
Expenses after expense reductions (f)	2.24	(a)	2.11	2.08	2.14	2.27	(a)
Net investment loss	(1.01	)(a)	(1.17)	(0.94)	(1.57)	(1.77	)(a)
Portfolio turnover	77		86	91	122	67
Net assets at end of period (000 Omitted)	$1,333		$2,632	$1,366	$430	$210

	Six months ended 2/28/09 (unaudited)		Years ended 8/31
Class R2			2008	2007	2006	2005	2004 (i)

Net asset value, beginning of period	$9.01		$10.02	$8.46	$8.79	$7.54	$7.60
Income (loss) from investment operations
Net investment loss (d)	$(0.01)		$(0.06)	$(0.05)	$(0.10)	$(0.11)	$(0.09)
Net realized and unrealized gain (loss) on investments and foreign currency	(4.59)		(0.95)	1.61	(0.23)	1.36	0.03
Total from investment operations	$(4.60)		$(1.01)	$1.56	$(0.33)	$1.25	$(0.06)
Net asset value, end of period	$4.41		$9.01	$10.02	$8.46	$8.79	$7.54
Total return (%) (r)(s)	(51.05	)(n)	(10.08)	18.44	(3.75)	16.58	(0.79	)(b)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.73	(a)	1.60	1.69	1.79	1.80	1.74	(a)
Expenses after expense reductions (f)	1.73	(a)	1.60	1.63	1.69	1.80	1.74	(a)
Net investment loss	(0.51	)(a)	(0.65)	(0.47)	(1.10)	(1.33)	(1.47	)(a)
Portfolio turnover	77		86	91	122	67	94
Net assets at end of period (000 Omitted)	$3,217		$7,216	$3,594	$2,185	$1,126	$314

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 2/28/09 (unaudited)		Years ended 8/31
Class R3			2008	2007	2006	2005 (i)

Net asset value, beginning of period	$9.17		$10.17	$8.57	$8.87	$8.31
Income (loss) from investment operations
Net investment loss (d)	$(0.01)		$(0.04)	$(0.02)	$(0.07)	$(0.03)
Net realized and unrealized gain (loss) on investments and foreign currency	(4.67)		(0.96)	1.62	(0.23)	0.59	(g)
Total from investment operations	$(4.68)		$(1.00)	$1.60	$(0.30)	$0.56
Net asset value, end of period	$4.49		$9.17	$10.17	$8.57	$8.87
Total return (%) (r)(s)	(51.04	)(n)	(9.83)	18.67	(3.38)	6.74	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.48	(a)	1.36	1.39	1.43	1.45	(a)
Expenses after expense reductions (f)	1.48	(a)	1.36	1.39	1.43	1.45	(a)
Net investment loss	(0.29	)(a)	(0.44)	(0.16)	(0.79)	(0.93	)(a)
Portfolio turnover	77		86	91	122	67
Net assets at end of period (000 Omitted)	$1,314		$2,732	$1,929	$1,899	$53

	Six months ended 2/28/09 (unaudited)		Years ended 8/31
Class R4			2008	2007	2006	2005 (i)

Net asset value, beginning of period	$9.24		$10.24	$8.60	$8.88	$8.31
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.00	)(w)	$(0.02)	$0.02	$(0.05)	$(0.02)
Net realized and unrealized gain (loss) on investments and foreign currency	(4.71)		(0.98)	1.62	(0.23)	0.59	(g)
Total from investment operations	$(4.71)		$(1.00)	$1.64	$(0.28)	$0.57
Net asset value, end of period	$4.53		$9.24	$10.24	$8.60	$8.88
Total return (%) (r)(s)	(50.97	)(n)	(9.77)	19.07	(3.15)	6.86	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.12	(a)	1.10	1.09	1.14	1.15	(a)
Expenses after expense reductions (f)	1.12	(a)	1.10	1.09	1.14	1.15	(a)
Net investment income (loss)	(0.06	)(a)	(0.19)	0.16	(0.54)	(0.63	)(a)
Portfolio turnover	77		86	91	122	67
Net assets at end of period (000 Omitted)	$27		$14,351	$30,102	$38,641	$53

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 2/28/09 (unaudited)		Years ended 8/31
Class 529A			2008	2007	2006	2005	2004

Net asset value, beginning of period	$9.04		$10.05	$8.49	$8.81	$7.54	$7.40
Income (loss) from investment operations
Net investment loss (d)	$(0.01)		$(0.06)	$(0.04)	$(0.10)	$(0.10)	$(0.11)
Net realized and unrealized gain (loss) on investments and foreign currency	(4.61)		(0.95)	1.60	(0.22)	1.37	0.25
Total from investment operations	$(4.62)		$(1.01)	$1.56	$(0.32)	$1.27	$0.14
Net asset value, end of period	$4.42		$9.04	$10.05	$8.49	$8.81	$7.54
Total return (%) (r)(s)(t)	(51.11	)(n)	(10.05)	18.37	(3.63)	16.84	1.89 (b)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.68	(a)	1.60	1.59	1.64	1.64	1.60
Expenses after expense reductions (f)	1.68	(a)	1.60	1.59	1.64	1.64	1.60
Net investment loss	(0.45	)(a)	(0.67)	(0.40)	(1.06)	(1.18)	(1.32)
Portfolio turnover	77		86	91	122	67	94
Net assets at end of period (000 Omitted)	$350		$665	$771	$667	$591	$345

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 2/28/09 (unaudited)		Years ended 8/31
Class 529B			2008	2007	2006	2005	2004

Net asset value, beginning of period	$8.45		$9.45	$8.03	$8.39	$7.23	$7.16
Income (loss) from investment operations
Net investment loss (d)	$(0.03)		$(0.12)	$(0.09)	$(0.15)	$(0.15)	$(0.15)
Net realized and unrealized gain (loss) on investments and foreign currency	(4.30)		(0.88)	1.51	(0.21)	1.31	0.22
Total from investment operations	$(4.33)		$(1.00)	$1.42	$(0.36)	$1.16	$0.07
Net asset value, end of period	$4.12		$8.45	$9.45	$8.03	$8.39	$7.23
Total return (%) (r)(s)(t)	(51.24	)(n)	(10.58)	17.68	(4.29)	16.04	0.98 (b)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.33	(a)	2.25	2.23	2.29	2.29	2.25
Expenses after expense reductions (f)	2.33	(a)	2.25	2.23	2.28	2.29	2.25
Net investment loss	(1.11	)(a)	(1.32)	(1.03)	(1.71)	(1.83)	(1.97)
Portfolio turnover	77		86	91	122	67	94
Net assets at end of period (000 Omitted)	$75		$170	$199	$185	$158	$129

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 2/28/09 (unaudited)		Years ended 8/31
Class 529C			2008	2007	2006	2005	2004

Net asset value, beginning of period	$8.26		$9.24	$7.85	$8.21	$7.07	$6.99
Income (loss) from investment operations
Net investment loss (d)	$(0.03)		$(0.12)	$(0.08)	$(0.14)	$(0.14)	$(0.15)
Net realized and unrealized gain (loss) on investments and foreign currency	(4.20)		(0.86)	1.47	(0.22)	1.28	0.23
Total from investment operations	$(4.23)		$(0.98)	$1.39	$(0.36)	$1.14	$0.08
Net asset value, end of period	$4.03		$8.26	$9.24	$7.85	$8.21	$7.07
Total return (%) (r)(s)(t)	(51.21	)(n)	(10.61)	17.71	(4.38)	16.12	1.14 (b)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.34	(a)	2.25	2.24	2.29	2.29	2.26
Expenses after expense reductions (f)	2.34	(a)	2.25	2.24	2.29	2.29	2.26
Net investment loss	(1.11	)(a)	(1.32)	(0.94)	(1.71)	(1.82)	(1.97)
Portfolio turnover	77		86	91	122	67	94
Net assets at end of period (000 Omitted)	$146		$281	$257	$350	$329	$183

Any redemption fees charged by the fund during the 2005 fiscal year resulted in a per share impact of less than $0.01.

(a)	Annualized.
(b)	The fund’s net asset value and total return calculation include a non-recurring accrual recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales. The non-recurring accrual did not have a material impact on the net asset value per share based on shares outstanding on the day the accrual was recorded.
(d)	Per share data are based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(g)	The per share amount is not in accordance with the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.
(i)	For the period from the class’ inception, October 31, 2003 (Class R2), and April 1, 2005 (Classes R1, R3, and R4) through the stated period end.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01 and 0.01%, respectively.

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1)	Business and Organization

MFS Mid Cap Growth Fund (the fund) is a series of MFS Series Trust IV (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The fund can invest in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment.

In March 2008, FASB Statement No. 161, Disclosures about Derivative Instruments and Hedging Activities (the “Standard”) was issued, and is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. This Standard provides enhanced disclosures about the fund’s use of and accounting for derivative instruments and the effect of derivative instruments on the fund’s results of operations and financial position. Management is evaluating the application of the Standard to the fund, and has not at this time determined the impact, if any, resulting from the adoption of this Standard on the fund’s financial statements.

FASB Staff Position (FSP) 133-1 was implemented during the period. FSP 133-1 amends FAS 133 to require sellers of credit derivatives to make disclosures that will enable financial statement users to assess the potential effects of those credit derivatives on an entity’s financial position, financial performance and cash flows. There was no impact from implementing FSP 133-1 as the fund did not hold any of these credit derivatives at period end.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. For securities for which there were no sales reported that day, equity securities are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. For securities held short for which there were no sales reported for that day, the position is

Notes to Financial Statements (unaudited) – continued

generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from pricing services can utilize both dealer-supplied valuations and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material affect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in

Notes to Financial Statements (unaudited) – continued

determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

The fund adopted FASB Statement No. 157, Fair Value Measurements (the “Statement”). This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. Level 1 includes quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts and written options. The following is a summary of the levels used as of February 28, 2009 in valuing the fund’s assets or liabilities carried at market value:

	Level 1	Level 2	Level 3	Total
Investments in Securities	$548,175,322	$—	$—	$548,175,322
Other Financial Instruments	$—	$—	$—	$—

Repurchase Agreements – The fund may enter into repurchase agreements with approved counterparties. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to a custodian. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and

Notes to Financial Statements (unaudited) – continued

unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Security Loans – JPMorgan Chase and Co. (“Chase”), as lending agent, may loan the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. Security lending activity through Chase is further collateralized by an irrevocable standby letter of credit. Chase provides the fund with indemnification against Borrower default. The fund bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in interest income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At February 28, 2009 there were no securities on loan.

Indemnifications – Under the fund’s organizational documents, its officers and trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date. The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized

Notes to Financial Statements (unaudited) – continued

gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. For the six months ended February 28, 2009, custody fees were not reduced.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income taxes is required. The fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to net operating losses.

The fund declared no distributions for the year ended August 31, 2008.

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 2/28/09
Cost of investments	$718,479,027
Gross appreciation	$8,455,260
Gross depreciation	(178,758,965)
Net unrealized appreciation (depreciation)	$(170,303,705)

As of 8/31/08
Capital loss carryforwards	$(1,032,909,538)
Other temporary differences	(92,679)
Net unrealized appreciation (depreciation)	(42,030,607)

Notes to Financial Statements (unaudited) – continued

The aggregate cost above includes prior fiscal year end tax adjustments.

As of August 31, 2008, the fund had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

Expiration Date	Amount
8/31/11	$(1,032,909,538)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution, service and program manager fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class 529B shares will convert to Class A and Class 529A shares, respectively, approximately eight years after purchase.

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates:

First $3 billion of average daily net assets	0.75%
Average daily net assets in excess of $3 billion	0.70%

The management fee incurred for the six months ended February 28, 2009 was equivalent to an annual effective rate of 0.75% of the fund’s average daily net assets.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $8,595 and $96 for the six months ended February 28, 2009, as its portion of the initial sales charge on sales of Class A and Class 529A shares of the fund, respectively.

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Notes to Financial Statements (unaudited) – continued

Distribution Plan Fee Table:

	Distribution Fee Rate	Service Fee Rate	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	0.10%	0.25%	0.35%	0.25%	$228,479
Class B	0.75%	0.25%	1.00%	1.00%	337,420
Class C	0.75%	0.25%	1.00%	1.00%	138,094
Class R1	0.75%	0.25%	1.00%	1.00%	8,157
Class R2	0.25%	0.25%	0.50%	0.50%	10,573
Class R3	—	0.25%	0.25%	0.25%	2,040
Class 529A	0.25%	0.25%	0.50%	0.35%	719
Class 529B	0.75%	0.25%	1.00%	1.00%	493
Class 529C	0.75%	0.25%	1.00%	1.00%	879
Total Distribution and Service Fees					$726,854

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees up to these annual percentage rates of each class’ average daily net assets.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended February 28, 2009 based on each class’ average daily net assets. Payment of the 0.10% annual Class A distribution fee is not in effect. 0.10% of the Class 529A distribution fee is currently being paid by the fund. Payment of the remaining 0.15% of the Class 529A distribution fee is not in effect. Effective March 1, 2009, the 0.10% Class A and 0.25% Class 529A annual distribution fee was eliminated.

Certain Class A shares purchased prior to September 1, 2008 are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 12 months of purchase. Certain Class A shares purchased on or subsequent to September 1, 2008 are subject to a CDSC in the event of a shareholder redemption within 24 months of purchase. Class C and Class 529C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B and Class 529B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended February 28, 2009, were as follows:

Amount
Class A	$8
Class B	31,692
Class C	774
Class 529B	28
Class 529C	—

The fund has entered into and may from time to time enter into contracts with program managers and other parties which administer the tuition programs through which an investment in the fund’s 529 share classes is made. The fund has entered into an agreement with MFD pursuant to which MFD receives an annual fee of up to 0.10% of the average daily net assets attributable to each 529 share class. The services provided by MFD, or a third party with which MFD contracts, include recordkeeping and tax reporting and account services,

Notes to Financial Statements (unaudited) – continued

as well as services designed to maintain the program’s compliance with the Internal Revenue Code and other regulatory requirements. Program manager fees for the six months ended February 28, 2009, were as follows:

Amount
Class 529A	$206
Class 529B	49
Class 529C	88
Total Program Manager Fees	$343

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended February 28, 2009, the fee was $320,973, which equated to 0.0968% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. For the six months ended February 28, 2009, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $483,603.

Under a Special Servicing Agreement among MFS, each MFS fund which invests in other MFS funds (“MFS fund-of-funds”) and each underlying fund in which a MFS fund-of-funds invests (“underlying funds”), each underlying fund may pay a portion of each MFS fund-of-fund’s transfer agent-related expenses, including sub-accounting fees payable to financial intermediaries, to the extent such payments do not exceed the benefits realized or expected to be realized by the underlying fund from the investment in the underlying fund by the MFS fund-of-fund. For the six months ended February 28, 2009, these costs for the fund amounted to $520,324 and are reflected in the shareholder servicing costs on the Statement of Operations.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to each fund. Under an administrative services agreement, each fund partially reimburses MFS the costs incurred to provide these services. Each fund pays an annual fixed amount of $17,500.

The administrative services fee incurred for the six months ended February 28, 2009 was equivalent to an annual effective rate of 0.0204% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to trustees or officers of the fund who are also officers

Notes to Financial Statements (unaudited) – continued

of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and trustees of the fund are officers or directors of MFS, MFD, and MFSC.

For certain independent trustees who retired on or before December 31, 2001, the fund has an unfunded, defined benefit plan which resulted in a pension expense of $1,012. For certain independent trustees who served on the Board as of December 31, 2001, the fund also has an unfunded retirement benefit deferral plan which resulted in a net decrease in expense of $33,441. Both amounts are included in independent trustees’ compensation for the six months ended February 28, 2009. The liability for deferred retirement benefits payable to certain independent trustees under both plans amounted to $35,836 at February 28, 2009, and is included in payable for independent trustees’ compensation.

Other – This fund and certain other MFS funds (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the six months ended February 28, 2009, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $4,961 and are included in miscellaneous expense on the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $1,720, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

The fund may invest in a money market fund managed by MFS which seeks a high level of current income consistent with preservation of capital and liquidity. Income earned on this investment is included in dividends from underlying funds on the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

Purchases and sales of investments, other than U.S. Government securities, purchased option transactions, and short-term obligations, aggregated $578,556,766 and $528,542,962, respectively.

Notes to Financial Statements (unaudited) – continued

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 2/28/09		Year ended 8/31/08
	Shares	Amount	Shares	Amount
Shares sold
Class A	6,602,228	$35,300,193	8,600,315	$85,758,532
Class B	368,892	1,874,332	688,926	6,344,101
Class C	252,139	1,294,134	474,809	4,330,982
Class I	16,776,201	96,576,538	4,082,768	40,715,949
Class R (b)	—	—	75,021	744,485
Class R1	54,038	277,081	244,201	2,335,021
Former Class R2 (b)	—	—	88,342	855,452
Class R2	95,677	532,826	756,907	7,488,785
Class R3	130,657	627,031	228,973	2,338,087
Class R4	16	778	166,649	1,658,551
Class 529A	10,356	50,075	9,404	92,602
Class 529B	829	4,375	2,508	22,966
Class 529C	3,020	13,573	9,232	82,428
	24,294,053	$136,550,936	15,428,055	$152,767,941
Shares reacquired
Class A	(5,517,103)	$(31,050,078)	(14,307,167)	$(142,525,158)
Class B	(4,155,780)	(21,648,688)	(8,556,068)	(78,848,946)
Class C	(932,156)	(4,766,526)	(1,862,377)	(16,782,819)
Class I	(4,518,734)	(22,542,095)	(3,897,307)	(39,333,757)
Class R (b)	—	—	(417,420)	(4,232,328)
Class R1	(42,323)	(220,844)	(78,943)	(717,165)
Former Class R2 (b)	—	—	(162,173)	(1,493,825)
Class R2	(166,625)	(942,351)	(314,644)	(2,990,722)
Class R3	(135,801)	(749,075)	(120,687)	(1,209,000)
Class R4	(1,547,313)	(11,975,810)	(1,554,294)	(16,390,075)
Class 529A	(4,778)	(23,834)	(12,565)	(122,174)
Class 529B	(2,739)	(14,886)	(3,380)	(28,939)
Class 529C	(680)	(3,149)	(3,005)	(25,871)
	(17,024,032)	$(93,937,336)	(31,290,030)	$(304,700,779)

Notes to Financial Statements (unaudited) – continued

	Six months ended 2/28/09		Year ended 8/31/08
	Shares	Amount	Shares	Amount
Net change
Class A	1,085,125	$4,250,115	(5,706,852)	$(56,766,626)
Class B	(3,786,888)	(19,774,356)	(7,867,142)	(72,504,845)
Class C	(680,017)	(3,472,392)	(1,387,568)	(12,451,837)
Class I	12,257,467	74,034,443	185,461	1,382,192
Class R (b)	—	—	(342,399)	(3,487,843)
Class R1	11,715	56,237	165,258	1,617,856
Former Class R2 (b)	—	—	(73,831)	(638,373)
Class R2	(70,948)	(409,525)	442,263	4,498,063
Class R3	(5,144)	(122,044)	108,286	1,129,087
Class R4	(1,547,297)	(11,975,032)	(1,387,645)	(14,731,524)
Class 529A	5,578	26,241	(3,161)	(29,572)
Class 529B	(1,910)	(10,511)	(872)	(5,973)
Class 529C	2,340	10,424	6,227	56,557
	7,270,021	$42,613,600	(15,861,975)	$(151,932,838)

(b)	At the close of business on April 18, 2008, Class R and Class R2 shares converted into Class R3 shares. Following the conversion, Class R3 shares were renamed Class R2 shares.

The fund is one of several mutual funds in which the MFS funds-of-funds may invest. The MFS funds-of-funds do not invest in the underlying MFS funds for the purpose of exercising management or control. At the end of the period, the MFS Moderate Allocation Fund, the MFS Aggressive Growth Allocation Fund and MFS Growth Allocation Fund were the owners of record of approximately 13%, 18% and 27%, respectively, of the value of outstanding voting shares of the fund. In addition, the MFS Lifetime 2020 Fund, the MFS Lifetime 2030 Fund and the MFS Lifetime 2040 Fund were each the owners of record of less than 1% of the value of outstanding voting shares of the fund.

(6)	Line of Credit

The fund and other funds managed by MFS participate in a $1 billion unsecured committed line of credit provided by a syndication of banks under a credit agreement. In addition, the fund and other funds managed by MFS have established uncommitted borrowing arrangements with certain banks. Borrowings may be made for temporary financing needs. Interest is charged to the fund, based on its borrowings, generally at a rate equal to the Federal Reserve funds rate plus 0.30%. In addition, a commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. For the six months ended February 28, 2009, the fund’s commitment fee and interest expense were $2,472 and $0, respectively, and are included in miscellaneous expense on the Statement of Operations.

Notes to Financial Statements (unaudited) – continued

(7)	Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	26,709,007	182,723,166	(189,673,085)	19,759,088

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$133,844	$19,759,088

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS is available by clicking on the fund’s name under “Mutual Funds” in the “Products and Performance” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling
1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

CONTACT US

Web site	Mailing address
mfs.com	MFS Service Center, Inc.
P.O. Box 55824
MFS TALK	Boston, MA 02205-5824
1-800-637-8255
24 hours a day	Overnight mail
MFS Service Center, Inc.
Account service and	c/o Boston Financial Data Services
literature	30 Dan Road
Shareholders	Canton, MA 02021-2809
1-800-225-2606

Investment professionals
1-800-343-2829

Retirement plan services
1-800-637-1255

Save paper with eDelivery. MFS® will send you prospectuses, reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.  To sign up: 1. go to mfs.com. 2. log in via MFS® Access. 3. select eDelivery. If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS Access, and eDelivery may not be available to you.

MFS® Money Market Fund

MFS® Government Money Market Fund

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE •

NO BANK GUARANTEE

2/28/09

MCM-SEM

LETTER FROM THE CEO

Dear Shareholders:

The market downturns and economic setbacks of late probably rank among the worst financial declines most of us have experienced. Inevitably, people may be questioning their commitment to investing. Still, it is important to remember that downturns are an inescapable part of the business cycle. Such troughs have been seen before, and if we can use history as a guide, market recoveries typically have followed.

Recent events have clearly shown us the value of certain types of investments. In this environment, two of the hallmarks of mutual funds — transparency and liquidity — have become critically important. Unlike some other types of investments, the operations of mutual funds are relatively transparent to their shareholders. With their daily redemption feature, mutual funds also generally provide easy, convenient access to one’s money. Through these recent market upheavals, this level of liquidity enhanced the ability of mutual fund investors to respond and modify their investments as they and their advisors saw fit — a flexibility that those in less liquid investments simply did not have at their disposal.

At MFS® we take particular pride in how well mutual funds can serve investors because we invented the mutual fund in the United States. Established in 1924, Massachusetts Investors Trust was the nation’s first fund. Recent market events only reinforce what we have learned through 85 years — that mutual funds provide unique features that are important to investors in any type of market climate.

Respectfully,

Robert J. Manning

Chief Executive Officer and Chief Investment Officer

MFS Investment Management®

April 15, 2009

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

Before investing, consider the fund’s investment objectives, risks, charges, and expenses. For a prospectus containing this and other information, contact your investment professional or view online. Read it carefully.

MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116

1

PORTFOLIO COMPOSITION

MFS MONEY MARKET FUND

Portfolio structure (u)

Short term credit quality (q)
Average Credit Quality Short Term Bonds (a)	A-1
All holdings are rated “A-1”

Maturity breakdown (u)
0 - 29 days	84.3%
60 - 89 days	3.6%
90 - 366 days	14.5%
Other Assets Less Liabilities	(2.4)%

MFS GOVERNMENT MONEY MARKET FUND

Portfolio structure (u)

Short term credit quality (q)
Average Credit Quality Short Term Bonds (a)	A-1
All holdings are rated “A-1”

Maturity breakdown (u)
0 - 29 days	65.3%
60 - 89 days	2.3%
90 - 366 day	32.9%
Other Assets Less Liabilities	(0.5)%

(a)	The average credit quality is based upon a market weighted average of portfolio holdings that are rated by public rating agencies.
(q)	Each security is assigned a rating from Moody’s Investors Service. If not rated by Moody’s, the rating will be that assigned by Standard & Poor’s. Likewise, if not assigned a rating by Standard & Poor’s, it will be based on the rating assigned by Fitch, Inc. If not rated by any of the three agencies, the security is considered Not Rated. U.S. Treasuries and U.S. Agency securities are included in the “A-1”-rating category. Percentages are based on the total market value of investments as of 2/28/09.
(u)	For purposes of this presentation, accrued interest, where applicable, is included.

From time to time “Other Assets Less Liabilities” may be negative due to timing of cash receipts.

Percentages are based on net assets as of 2/28/09, unless otherwise noted.

The portfolio is actively managed and current holdings may be different.

2

EXPENSE TABLES

Fund expenses borne by the shareholders during the period,

September 1, 2008 through February 28, 2009

As a shareholder of the funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2008 through February 28, 2009.

Actual Expenses

The first line in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

The actual expenses may include the payment of a portion of the transfer-agent-related expenses of MFS funds that invest in the funds. For further information, please see the Notes to the Financial Statements.

Hypothetical Example for Comparison Purposes

The second line in the following tables provides information about hypothetical account values and hypothetical expenses based on the funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line in the following tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

3

Expense Tables – continued

MFS Money Market Fund	Annualized Expense Ratio	Beginning Account Value 9/01/08	Ending Account Value 2/28/09	Expenses Paid During Period (p) 9/01/08-2/28/09
Actual	0.44%	$1,000.00	$1,004.07	$2.19
Hypothetical (h)	0.44%	$1,000.00	$1,022.61	$2.21

Expense Changes Impacting the Table

Changes to the fund’s fee arrangements will occur during the fund’s current fiscal year. Had these fee changes been in effect throughout the entire six month period, the annualized expense ratio would have been 0.68%, excluding any voluntary waivers to avoid a negative yield. The actual expenses paid during the period would have been approximately $3.37 and the hypothetical expenses paid during the period would have been approximately $3.41. For further information about the fund’s fee arrangements and changes to those fee arrangements, please see Note 3 in the Notes to Financial Statements.

MFS Government Money Market Fund	Annualized Expense Ratio	Beginning Account Value 9/01/08	Ending Account Value 2/28/09	Expenses Paid During Period (p) 9/01/08-2/28/09
Actual	0.32%	$1,000.00	$1,002.63	$1.59
Hypothetical (h)	0.32%	$1,000.00	$1,023.21	$1.61

Expense Changes Impacting the Table

Changes to the fund’s fee arrangements will occur during the fund’s current fiscal year. Had these fee changes been in effect throughout the entire six month period, the annualized expense ratio would have been 0.57%, excluding any additional voluntary waivers to avoid a negative yield. The actual expenses paid during the period would have been approximately $2.83 and the hypothetical expenses paid during the period would have been approximately $2.86. For further information about the fund’s fee arrangements and changes to those fee arrangements, please see Note 3 in the Notes to Financial Statements.

(h)	5% class return per year before expenses.
(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

4

PORTFOLIO OF INVESTMENTS

2/28/09 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

MFS® MONEY MARKET FUND

Certificates of Deposit - 3.3%
Issuer	Shares/Par	Value ($)

BNP Paribas, NY, 2.02%, due 3/04/09	$34,614,000	$34,614,000

Commercial Paper - 44.2% (y)
Automotive - 3.1%
Toyota Motor Credit Corp., 0.29%, due 3/02/09	$31,755,000	$31,754,744

Electrical Equipment - 2.0%
General Electric Co., 0.25%, due 3/02/09	$21,170,000	$21,169,853

Energy - Integrated - 3.0%
ConocoPhillips, 0.27%, due 3/03/09 (t)	$31,739,000	$31,738,524

Food & Beverages - 3.0%
Nestle Capital Corp., 0.23%, due 3/03/09 (t)	$31,738,000	$31,737,595

Major Banks - 19.8%
Abbey National North America LLC, 0.18%, due 3/02/09	$31,755,000	$31,754,841
ABN-AMRO North America Finance, Inc., 2.99%, due 3/12/09	29,120,000	29,093,396
ABN-AMRO North America Finance, Inc., 3%, due 3/05/09	6,810,000	6,807,730
Bank of America Corp., 2.98%, due 3/05/09	39,827,000	39,813,813
Goldman Sachs Group, Inc., 2.65%, due 3/02/09	35,000,000	34,997,424
Societe Generale North America, Inc., 0.31%, due 3/02/09	31,807,000	31,806,726
Wells Fargo & Co., 0.219%, due 3/02/09	31,755,000	31,754,807

		$206,028,737
Medical Equipment - 1.1%
Pfizer Inc., 0.19%, due 3/03/09 (t)	$11,000,000	$10,999,884

Other Banks & Diversified Financials - 12.2%
Citigroup Funding, Inc., 0.28%, due 3/02/09	$31,755,000	$31,754,753
HSBC USA Inc., 0.31%, due 3/02/09	31,755,000	31,754,727
Rabobank USA Financial Corp., 0.19%, due 3/02/09	31,951,000	31,950,831
UBS Finance Delaware LLC, 0.28%, due 3/02/09	19,805,000	19,804,846
UBS Finance Delaware LLC, 3.125%, due 3/09/09	11,960,000	11,951,694

		$127,216,851
Total Commercial Paper, at Amortized Cost and Value		$460,646,188

5

Portfolio of Investments (unaudited) – continued

U.S. Government Agencies and Equivalents - 36.6% (y)
Issuer	Shares/Par	Value ($)

Fannie Mae, 0.58%, due 10/13/09	$54,320,000	$54,122,215
Federal Home Loan Bank, 0.12%, due 3/02/09	193,724,000	193,723,354
Federal Home Loan Bank, 0.39%, due 5/04/09	37,236,000	37,210,183
Federal Home Loan Bank, 0.45%, due 7/13/09	43,917,000	43,843,439
Freddie Mac, 0.5%, due 7/20/09	53,000,000	52,896,208
Total U.S. Government Agencies and Equivalents, at Amortized Cost and Value		$381,795,399

Repurchase Agreements - 18.3%
Goldman Sachs, 0.23%, dated 2/27/09, due 3/02/09, total to be received $105,851,029 (secured by various U.S. Treasury and Federal Agency obligations and Mortgage Backed securities valued at $107,965,989 in a jointly traded account)	$105,849,000	$105,849,000
Morgan Stanley, 0.21%, dated 2/27/09, due 3/02/09, total to be received $84,377,477 (secured by U.S. Treasury and Federal Agency obligations and Mortgage Backed securities valued at $86,103,197 in a jointly traded account)	84,376,000	84,376,000
Total Repurchase Agreements, at Cost		$190,225,000
Total Investments, at Amortized Cost and Value		$1,067,280,587

Other Assets, Less Liabilities - (2.4)%		(25,147,110)
Net Assets - 100.0%		$1,042,133,477

See Portfolio Footnotes and Notes to Financial Statements

6

PORTFOLIO OF INVESTMENTS

At 2/28/09 (unaudited)

MFS® GOVERNMENT MONEY MARKET FUND

U.S. Government Agencies and Equivalents - 82.4% (y)
Issuer	Shares/Par	Value ($)

Fannie Mae, 0.2%, due 3/11/09	$8,000,000	$7,999,556
Fannie Mae, 0.58%, due 10/13/09	6,342,000	6,318,908
Federal Home Loan Bank, 2.78%, due 3/03/09	1,000,000	999,846
Federal Home Loan Bank, 2.78%, due 3/04/09	1,000,000	999,768
Federal Home Loan Bank, 0.39%, due 5/04/09	985,000	984,317
Federal Home Loan Bank, 2.85%, due 5/06/09	400,000	397,910
Federal Home Loan Bank, 0.5%, due 6/29/09	6,577,000	6,566,038
Federal Home Loan Bank, 0.5%, due 7/13/09	6,000,000	5,988,833
Freddie Mac, 0.05%, due 3/09/09	9,444,000	9,443,895
Freddie Mac, 0.25%, due 3/16/09	9,000,000	8,999,062
Freddie Mac, 0.5%, due 7/20/09	1,000,000	998,042
Total U.S. Government Agencies and Equivalents, at Amortized Cost and Value		$49,696,175

Repurchase Agreements - 18.1%
Goldman Sachs, 0.23%, dated 2/27/09, due 3/02/09, total to be received $10,955,210 (secured by various U.S. Treasury and Federal Agency obligations and Mortgage Backed securities valued at $11,174,101 in a jointly traded account), at Cost	$10,955,000	$10,955,000
Total Investments, at Amortized Cost and Value		$60,651,175

Other Assets, Less Liabilities - (0.5)%		(330,005)
Net Assets - 100.0%		$60,321,170

(t)	Security exempt from registration with the U.S. Securities and Exchange Commission under Section 4(2) of the Securities Act of 1933.
(y)	The rate shown represents an annualized yield at time of purchase.

See Notes to Financial Statements

7

Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES

At 2/28/09 (unaudited)

These statements represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of each fund.

MFS MONEY MARKET FUND

Assets
Investments, at amortized cost and value	$877,055,587
Repurchase agreements, at value	190,225,000
Total investments, at amortized cost and value		$1,067,280,587
Cash	631
Receivable for fund shares sold	4,681,969
Interest receivable	171,311
Other assets	103,333
Total assets		$1,072,237,831
Liabilities
Distributions payable	$6,338
Payable for fund shares reacquired	29,781,627
Payable to affiliates
Management fee	13,020
Shareholder servicing costs	240,457
Administrative services fee	1,765
Payable for independent trustees’ compensation	34,723
Accrued expenses and other liabilities	26,424
Total liabilities		$30,104,354
Net assets		$1,042,133,477
Net assets consist of
Paid-in capital	$1,042,695,901
Accumulated net realized gain (loss) on investments	(562,424)
Net assets		$1,042,133,477
Shares of beneficial interest outstanding		1,042,693,605
Net asset value per share (net assets of $1,042,133,477/1,042,693,605 shares of beneficial interest outstanding)		$1.00

See Notes to Financial Statements

8

Statements of Assets and Liabilities (unaudited) – continued

MFS GOVERNMENT MONEY MARKET FUND

Assets
Investments, at amortized cost and value	$49,696,175
Repurchase agreements, at value	10,955,000
Total investments, at amortized cost and value		$60,651,175
Cash	652
Interest receivable	140
Other assets	2,376
Total assets		$60,654,343
Liabilities
Distributions payable	$168
Payable for fund shares reacquired	309,107
Payable to affiliates
Management fee	121
Shareholder servicing costs	6,057
Administrative services fee	161
Payable for independent trustees’ compensation	5,254
Accrued expenses and other liabilities	12,305
Total liabilities		$333,173
Net assets		$60,321,170
Net assets consist of
Paid-in capital		$60,321,170
Shares of beneficial interest outstanding		60,321,168
Net asset value per share (net assets of $60,321,170/60,321,168 shares of beneficial interest outstanding)		$1.00

See Notes to Financial Statements

9

Financial Statements

STATEMENTS OF OPERATIONS

Six months ended 2/28/09 (unaudited)

These statements describe how much each fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by each fund’s operations.

MFS MONEY MARKET FUND

Net investment income
Interest income		$7,371,940
Expenses
Management fee	$2,245,151
Shareholder servicing costs	1,132,933
Administrative services fee	116,595
Independent trustees’ compensation	19,051
Custodian fee	62,578
Shareholder communications	18,757
Auditing fees	17,973
Legal fees	14,171
Miscellaneous	287,312
Total expenses		$3,914,521
Fees paid indirectly	(61,735)
Reduction of expenses by investment adviser	(1,391,800)
Net expenses		$2,460,986
Net investment income		$4,910,954
Net realized gain (loss) on investment transactions		$(429,790)

See Notes to Financial Statements

10

Statements of Operations (unaudited) – continued

MFS GOVERNMENT MONEY MARKET FUND

Net investment income
Interest income		$400,283
Expenses
Management fee	$229,088
Shareholder servicing costs	74,078
Administrative services fee	15,563
Independent trustees’ compensation	1,436
Custodian fee	6,038
Shareholder communications	5,386
Auditing fees	12,965
Legal fees	954
Miscellaneous	10,530
Total expenses		$356,038
Fees paid indirectly	(4,371)
Reduction of expenses by investment adviser	(172,633)
Net expenses		$179,034
Net investment income		$221,249

See Notes to Financial Statements

11

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

MFS MONEY MARKET FUND

Change in net assets	Six months ended 2/28/09 (unaudited)	Year ended 8/31/08
From operations
Net investment income	$4,910,954	$43,948,564
Net realized gain (loss) on investments	(429,790)	—
Change in net assets from operations	$4,481,164	$43,948,564
Distributions declared to shareholders
From net investment income	$(4,910,954)	$(43,948,564)
Fund share (principal) transactions
Net proceeds from sale of shares	$474,030,619	$1,227,547,989
Net asset value of shares issued to shareholders in reinvestment of distributions	4,614,763	41,619,005
Cost of shares reacquired	(696,150,761)	(1,248,569,897)
Change in net assets from fund share transactions	$(217,505,379)	$20,597,097
Total change in net assets	$(217,935,169)	$20,597,097
Net assets
At beginning of period	1,260,068,646	1,239,471,549
At end of period	$1,042,133,477	$1,260,068,646

See Notes to Financial Statements

12

Statements of Changes in Net Assets – continued

MFS GOVERNMENT MONEY MARKET FUND

Change in net assets	Six months ended 2/28/09 (unaudited)	Year ended 8/31/08
From operations
Net investment income	$221,249	$1,021,844
Distributions declared to shareholders
From net investment income	$(221,249)	$(1,021,844)
Fund share (principal) transactions
Net proceeds from sale of shares	$136,536,373	$64,124,185
Net asset value of shares issued to shareholders in reinvestment of distributions	185,897	978,407
Cost of shares reacquired	(131,784,636)	(36,998,218)
Change in net assets from fund share transactions	$4,937,634	$28,104,374
Total change in net assets	$4,937,634	$28,104,374
Net assets
At beginning of period	55,383,536	27,279,162
At end of period	$60,321,170	$55,383,536

See Notes to Financial Statements

13

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

MFS MONEY MARKET FUND

	Six months ended 2/28/09 (unaudited)		Years ended 8/31
			2008	2007		2006		2005		2004

Net asset value, beginning of period	$1.00		$1.00	$1.00		$1.00		$1.00		$1.00
Income (loss) from investment operations
Net investment income (d)	$ 0.00	(w)	$0.04	$0.05		$0.04		$0.02		$0.01
Net realized and unrealized gain (loss) on investments	(0.00	)(w)	—	(0.00	)(w)	(0.00	)(w)	(0.00	)(w)	—
Total from investment operations	$ 0.00	(w)	$0.04	$0.05		$0.04		$0.02		$0.01
Less distributions declared to shareholders
From net investment income	$ (0.00	)(w)	$(0.04)	$(0.05)		$(0.04)		$(0.02)		$(0.01)
Net asset value, end of period	$1.00		$1.00	$1.00		$1.00		$1.00		$1.00
Total return (%) (r)(s)(t)	0.41	(n)	3.57	5.16		4.36		2.16		0.64
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.69	(a)	0.63	0.61		0.68		0.75		0.67
Expenses after expense reductions (f)	0.44	(a)	0.35	0.32		0.37		0.44		0.54
Net investment income	0.86	(a)	3.51	5.03		4.28		2.17		0.62
Net assets at end of period (000 Omitted)	$1,042,133		$1,260,069	$1,239,472		$941,685		$768,871		$828,921

(a)	Annualized.
(d)	Per share data are based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.

See Notes to Financial Statements

14

Financial Highlights – continued

MFS GOVERNMENT MONEY MARKET FUND

	Six months ended 2/28/09 (unaudited)		Years ended 8/31
			2008	2007	2006	2005	2004

Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations
Net investment income (d)	$0.00	(w)	$0.03	$0.05	$0.04	$0.02	$0.01
Less distributions declared to shareholders
From net investment income	$(0.00	)(w)	$(0.03)	$(0.05)	$(0.04)	$(0.02)	$(0.01)
Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Total return (%) (r)(s)(t)	0.26	(n)	2.87	4.79	3.89	2.02	0.54
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.62	(a)	0.94	0.94	1.10	0.87	0.74
Expenses after expense reductions (f)	0.32	(a)	0.59	0.59	0.75	0.52	0.59
Net investment income	0.39	(a)	2.59	4.68	3.78	1.96	0.49
Net assets at end of period (000 Omitted)	$60,321		$55,384	$27,279	$22,057	$24,414	$39,787

(a)	Annualized.
(d)	Per share data are based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.

See Notes to Financial Statements

15

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1)	Business and Organization

MFS Money Market Fund and MFS Government Money Market Fund (the funds) are each a series of MFS Series Trust IV (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Investment Valuations – Pursuant to procedures approved by the Board of Trustees, investments held by the funds are valued at amortized cost, which approximates market value. Amortized cost involves valuing an instrument at its cost as adjusted for amortization of premium or accretion of discount rather than its current market value. The amortized cost value of an instrument can be different from the market value of an instrument.

The funds adopted FASB Statement No. 157, Fair Value Measurements (the “Statement”). This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the funds’ assets or liabilities carried at market value. These inputs are categorized into three broad levels. Level 1 includes quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts and written options. The following is a

16

Notes to Financial Statements (unaudited) – continued

summary of the levels used as of February 28, 2009 in valuing the funds’ assets or liabilities carried at market value:

	Level 1	Level 2	Level 3	Total
Money Market Fund
Investments in Securities	$—	$1,067,280,587	$—	$1,067,280,587
Other Financial Instruments	$—	$—	$—	$—
Government Money Market Fund
Investments in Securities	$—	$60,651,075	$—	$60,651,075
Other Financial Instruments	$—	$—	$—	$—

Repurchase Agreements – Each fund may enter into repurchase agreements with approved counterparties. Each repurchase agreement is recorded at cost. Each fund requires that the securities collateral in a repurchase transaction be transferred to a custodian. The funds monitor, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the funds under each such repurchase agreement. The funds and other funds managed by Massachusetts Financial Services Company (MFS) may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Indemnifications – Under each fund’s organizational documents, its officers and trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, each fund enters into agreements with service providers that may contain indemnification clauses. Each fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the funds that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. The funds may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statements of Operations in realized gain/loss if the security has been disposed of by the funds or in unrealized gain/loss if the security is still held by the funds. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statements of Operations.

Fees Paid Indirectly – Each fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended February 28, 2009, is shown as a reduction of total expenses on the Statements of Operations.

Treasury Temporary Guarantee Program – On October 1, 2008, the Trustees of the MFS Money Market Fund approved the fund’s participation in the initial

17

Notes to Financial Statements (unaudited) – continued

term of the United States Department of Treasury’s Temporary Guarantee Program (the Program) through December 18, 2008. On December 3, 2008, the Trustees approved the fund’s participation in the Program’s extension through April 30, 2009. The Program provides coverage to shareholders for amounts held in participating funds as of the close of business September 19, 2008, subject to certain conditions and limitations (but does not guarantee a $1.00 net asset value upon redemption or liquidation of shares). Under the Program, if the fund’s market value per share falls below $0.995, shareholders of record on that date may be eligible to receive payment (applicable only up to their share balances as of September 19, 2008) from the Treasury in the event of the fund’s liquidation. The costs of the Program, which are borne by the fund, are 0.01% of the fund’s net assets as of September 19, 2008 for the initial term of the Program (September 19, 2008 through December 18, 2008), and 0.015% of the fund’s net assets as of September 19, 2008 for the Program’s extension period (December 19, 2008 through April 30, 2009). This fee is recognized ratably over the period of participation in the Program and is included in miscellaneous expense on the fund’s Statement of Operations. This fee, incurred for the six months ended February 28, 2009, was equivalent to an annual effective rate of 0.04% of the fund’s average daily net assets. After considering the costs and benefits of continuing to participate in the Program, the fund has determined not to continue its participation in the Program after April 30, 2009.

Tax Matters and Distributions – Each fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. Each of the fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. Foreign taxes, if any, have been accrued by each fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

18

Notes to Financial Statements (unaudited) – continued

During the year ended August 31, 2008, there were no significant adjustments due to differences between book and tax accounting for either the MFS Money Market Fund or the MFS Government Money Market Fund.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

	Money Market Fund 8/31/08	Government Money Market Fund 8/31/08
Ordinary income (including any short-term capital gains)	$43,948,564	$1,021,844

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 2/28/09	Money Market Fund	Government Money Market Fund
Cost of investments	$1,067,280,587	$60,651,175

As of 8/31/08
Undistributed ordinary income	$149,127	$10,105
Capital loss carryforwards	(132,634)	—
Other temporary differences	(149,127)	(10,105)

The aggregate cost above includes prior fiscal year end tax adjustments.

As of August 31, 2008, the MFS Money Market Fund had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

8/31/11	$(8,329)
8/31/13	(151)
8/31/15	(35)
8/31/16	(124,119)
$(132,634)

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the funds.

Each fund’s management fee is computed daily and paid monthly at the following annual rates:

First $1 billion of average daily net assets	0.40%
Average daily net assets in excess of $1 billion	0.35%

As part of a settlement agreement with the New York Attorney General concerning market timing and related matters, MFS has agreed to reduce each fund’s management fee to 0.15% of the funds’ average daily net assets for the

19

Notes to Financial Statements (unaudited) – continued

period March 1, 2004 through February 28, 2009. For the six months ended February 28, 2009, these waivers amounted to $1,389,206 and $143,180 for the MFS Money Market Fund and MFS Government Money Market Fund, respectively, and are reflected as reductions of total expenses in the Statements of Operations. In addition, MFS voluntarily waived receipt of $29,216 of MFS Government Money Market Fund’s management fee in order to avoid a negative yield. For the six months ended February 28, 2009, this voluntary waiver had the effect of reducing the management fee by 0.05% of average daily net assets on an annualized basis. The management fees incurred for the six months ended February 28, 2009 were equivalent to an annual effective rate of 0.15% and 0.10% of average daily net assets for the MFS Money Market Fund and MFS Government Money Market Fund, respectively.

Distributor – Certain shares acquired through an exchange may be subject to a CDSC upon redemption depending on when the shares exchanged were originally purchased. Contingent deferred sales charges imposed during the six months ended February 28, 2009 for the MFS Money Market Fund and MFS Government Money Market Fund were $29,702 and $0, respectively.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of each fund as determined periodically under the supervision of the funds’ Board of Trustees. For the six months ended February 28, 2009, the fees were $532,295 and $48,102, which equated to 0.0933% and 0.0843% annually of each fund’s average daily net assets for the MFS Money Market Fund and the MFS Government Money Market Fund, respectively. MFSC also receives payment from each fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. For the six months ended February 28, 2009, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $395,823 and $25,976 for the MFS Money Market Fund and MFS Government Money Market Fund, respectively.

Under a Special Servicing Agreement among MFS, each MFS fund which invests in other MFS funds (“MFS fund-of-funds”) and each underlying fund in which a MFS fund-of-funds invests (“underlying funds”), each underlying fund may pay a portion of each MFS fund-of-fund’s transfer agent-related expenses, including sub-accounting fees payable to financial intermediaries, to the extent such payments do not exceed the benefits realized or expected to be realized by the underlying fund from the investment in the underlying fund by the MFS fund-of-fund. For the six months ended February 28, 2009, these costs for the MFS Money Market Fund amounted to $204,815 and are reflected in the shareholder servicing costs on the Statement of Operations.

20

Notes to Financial Statements (unaudited) – continued

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to each fund. Under an administrative services agreement, each fund partially reimburses MFS the costs incurred to provide these services. Each fund is charged a fixed amount plus a fee based on average daily net assets. Each fund’s annual fixed amount is $17,500.

The administrative services fees incurred for the six months ended February 28, 2009 were equivalent to an annual effective rate of 0.0204% and 0.0273% of each fund’s average daily net assets for MFS Money Market Fund and the MFS Government Money Market Fund, respectively.

Trustees’ and Officers’ Compensation – Each fund pays compensation to independent trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The funds do not pay compensation directly to trustees or officers of the funds who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and trustees of the fund are officers or directors of MFS, MFD, and MFSC.

For certain independent trustees who retired on or before December 31, 2001, the funds have an unfunded, defined benefit plan which resulted in a pension expense of $2,441 and $536 for the MFS Money Market Fund and MFS Government Money Market Fund, respectively. These amounts are included in independent trustees’ compensation for the six months ended February 28, 2009. The liability for deferred retirement benefits payable to certain retired independent trustees amounted to $31,660 and $5,212 for the MFS Money Market Fund and MFS Government Money Market Fund, respectively, at February 28, 2009, and is included in payable for independent trustees’ compensation.

Other – These funds and certain other MFS funds (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the six months ended February 28, 2009, the aggregate fees paid by the funds to Tarantino LLC and Griffin Compliance LLC were $8,460 and $854 for the MFS Money Market Fund and MFS Government Money Market Fund, respectively, and is included in miscellaneous expense on the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the funds in the amount of $2,594 and $237 for the

21

Notes to Financial Statements (unaudited) – continued

MFS Money Market Fund and MFS Government Money Market Fund, respectively, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

(4)	Portfolio Securities

Purchases and sales of money market securities, exclusive of securities subject to repurchase agreements, were as follows:

	Purchases	Sales
Money Market Fund	$31,190,026,158	$31,474,654,206
Government Money Market Fund	$2,319,338,469	$2,311,306,000

(5)	Shares of Beneficial Interest

Each fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest.

Effective at the close of business on February 27, 2009, the sale of MFS Money Market Fund shares has been suspended except in certain circumstances. Please see the fund’s prospectus for details.

Effective at the close of business on January 16, 2009, the sale of MFS Government Money Market Fund shares has been suspended except in certain circumstances. Please see the fund’s prospectus for details.

The MFS Money Market Fund is one of several mutual funds in which the MFS funds-of-funds may invest. The MFS funds-of-funds do not invest in the underlying MFS funds for the purpose of exercising management or control. At the end of the period, the MFS Moderate Allocation Fund and MFS Conservative Allocation Fund were the owners of record of approximately 7% and 6%, respectively, of the value of outstanding voting shares of the fund. In addition, the MFS Lifetime Retirement Income Fund, MFS Lifetime 2020 Fund, and the MFS Lifetime 2010 Fund were each the owners of record of less than 1% of the value of outstanding voting shares of the fund.

(6)	Line of Credit

Each fund and other funds managed by MFS participate in a $1 billion unsecured committed line of credit provided by a syndication of banks under a credit agreement. In addition, each fund and other funds managed by MFS have established uncommitted borrowing arrangements with certain banks. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the Federal Reserve funds rate plus 0.30%. In addition, a commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. For the six

22

Notes to Financial Statements (unaudited) – continued

months ended February 28, 2009, the funds’ commitment fees were $3,071 and $182 and interest expense was $0 and $0 for the MFS Money Market Fund and MFS Government Money Market Fund, respectively, and are included in miscellaneous expenses on the Statements of Operations.

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BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS is available by clicking on the fund’s name under “Mutual Funds” in the “Products and Performance” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling
1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

24

CONTACT US

Web site	Mailing address
mfs.com	MFS Service Center, Inc.
P.O. Box 55824
MFS TALK	Boston, MA 02205-5824
1-800-637-8255
24 hours a day	Overnight mail
MFS Service Center, Inc.
Account service and	c/o Boston Financial Data Services
literature	30 Dan Road
Shareholders	Canton, MA 02021-2809
1-800-225-2606

Investment professionals
1-800-343-2829

Retirement plan services
1-800-637-1255

Save paper with eDelivery. MFS® will send you prospectuses, reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.  To sign up: 1. go to mfs.com. 2. log in via MFS® Access. 3. select eDelivery. If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS Access, and eDelivery may not be available to you.

ITEM 2.	CODE OF ETHICS.

The Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to any element of the Code’s definition enumerated in paragraph (b) of Item 2 of this Form N-CSR.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.	INVESTMENTS

A schedule of investments for each series of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of
Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in
Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)	File the exhibits listed below as part of this form. Letter or number the exhibits in the sequence indicated.

(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2): Attached hereto.

(b)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or
240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS SERIES TRUST IV

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President

Date: April 20, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President (Principal Executive Officer)

Date: April 20, 2009

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, Treasurer (Principal Financial Officer and Accounting Officer)

Date: April 20, 2009

*	Print name and title of each signing officer under his or her signature.